UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/15

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus International Equity Fund

-Dreyfus Small Cap Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Equity Fund
June 30, 2015 (Unaudited)

Common Stocks--96.9%	Shares		Value ($)
Australia--5.4%
ASX	57,186		1,760,465
Dexus Property Group	709,853		3,998,123
Goodman Group	471,047		2,278,750
Insurance Australia Group	1,275,979		5,493,417
Lend Lease Group	166,492		1,930,711
Woodside Petroleum	186,164		4,916,629
			20,378,095
Belgium--1.3%
bpost	64,324		1,766,977
Solvay	21,185		2,914,479
			4,681,456
France--10.1%
AXA	283,146		7,143,519
Cap Gemini	38,856		3,438,205
Carrefour	163,296		5,228,501
Electricite de France	109,842		2,449,152
Safran	55,134		3,736,533
Sanofi	52,756		5,189,847
Societe Generale	117,588		5,488,873
Technip	28,135		1,741,460
Thales	61,284		3,700,352
			38,116,442
Germany--6.1%
Commerzbank	620,049	a	7,925,329
Continental	18,097		4,282,245
Evonik Industries	76,362		2,913,654
Infineon Technologies	381,466		4,733,346
Muenchener Rueckversicherungs	8,501		1,506,900
Wacker Chemie	16,088		1,660,849
			23,022,323
Hong Kong--1.3%
AIA Group	726,400		4,755,797
Ireland--1.8%
Bank of Ireland	5,256,060	a	2,121,222
Smurfit Kappa Group	168,628		4,645,363
			6,766,585
Israel--2.8%
Bezeq The Israeli Telecommunication	1,738,803		2,962,547
Teva Pharmaceutical Industries, ADR	127,173		7,515,924
			10,478,471
Italy--5.0%
Assicurazioni Generali	212,102		3,821,232
Banco Popolare	92,660	a	1,524,740
Enel	661,070		2,995,149
Eni	273,324		4,851,076
Prysmian	82,019		1,772,089

Telecom Italia	3,021,396	a	3,833,250
			18,797,536
Japan--21.0%
Aisin Seiki	92,700		3,946,292
Chubu Electric Power	302,200		4,505,159
Fujitsu	743,000		4,154,996
Hitachi Chemical	100,300		1,809,555
Inpex	224,600		2,553,670
Isuzu Motors	280,500		3,684,306
Japan Airlines	111,300		3,883,245
Japan Tobacco	76,200		2,714,958
KDDI	259,100		6,253,882
Mitsubishi Electric	413,000		5,338,612
Nintendo	24,300		4,064,395
Nippon Shokubai	132,000		1,807,672
Panasonic	505,000		6,938,412
Resona Holdings	675,200		3,688,125
Secom	55,600		3,609,446
Seven & I Holdings	135,200		5,810,777
Sumitomo Metal Mining	215,000		3,273,706
Sumitomo Mitsui Financial Group	190,900		8,515,121
TDK	37,100		2,840,438
			79,392,767
Luxembourg--.7%
APERAM	67,844	a	2,728,191
Netherlands--3.4%
Airbus Group	53,381		3,463,594
Heineken	19,895		1,509,791
Koninklijke Philips	116,647		2,967,607
Reed Elsevier	211,621		5,019,328
			12,960,320
Singapore--1.7%
ComfortDelGro	553,400		1,286,069
Oversea-Chinese Banking	495,500		3,745,176
Singapore Exchange	271,300		1,577,220
			6,608,465
Spain--3.8%
ACS Actividades de Construccion y Servicios	113,488		3,650,802
Banco Bilbao Vizcaya Argentaria	927,529		9,091,434
Distribuidora Internacional de Alimentacion	197,236	a	1,506,239
			14,248,475
Sweden--2.3%
Boliden	130,351		2,375,922
SKF, Cl. B	118,946		2,713,281
Svenska Cellulosa, Cl. B	140,977		3,584,860
			8,674,063
Switzerland--8.2%
Adecco	45,959	a	3,730,989
Julius Baer Group	35,129	a	1,970,711
Novartis	112,085		11,047,257
Roche Holding	38,344		10,745,097
Swiss Life Holding	15,589	a	3,569,822

		31,063,876
United Arab Emirates--.5%
Dragon Oil	181,138	2,066,278
United Kingdom--20.1%
AstraZeneca	116,396	7,350,190
Aviva	645,961	4,998,677
BAE Systems	354,055	2,510,050
Compass Group	251,975	4,168,966
HSBC Holdings	1,005,376	9,005,796
Imperial Tobacco Group	97,219	4,684,977
InterContinental Hotels Group	70,861	2,856,975
National Grid	375,688	4,823,899
Prudential	247,279	5,954,294
Shire	55,067	4,408,371
Sky	361,840	5,895,734
Unilever	190,598	8,175,673
Whitbread	42,385	3,293,888
Wolseley	47,002	3,000,583
WPP	219,497	4,918,024
		76,046,097
United States--1.4%
iShares MSCI EAFE ETF	82,119	5,213,735
Total Common Stocks
(cost $361,084,238)		365,998,972

Preferred Stocks--1.6%
Germany
Volkswagen
(cost $6,190,209)	25,326	5,872,827

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,498,842)	1,498,842 [b]	1,498,842
Total Investments (cost $368,773,289)	98.9%	373,370,641
Cash and Receivables (Net)	1.1%	4,261,775
Net Assets	100.0%	377,632,416

ADR - American Depository Receipts
ETF - Exchange-Traded Fund

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized appreciation on investments was $4,597,352 of which $20,361,295 related to appreciated investment securities and $15,763,943 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.0
Consumer Discretionary	13.5

Industrial	12.5
Health Care	12.2
Consumer Staples	8.8
Materials	6.4
Information Technology	5.1
Energy	4.3
Utilities	3.9
Telecommunications	3.4
Exchange-Traded Funds	1.4
Money Market Investment	.4
98.9

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	360,785,237	-	-	360,785,237
Equity Securities - Foreign Preferred Stocks+	5,872,827	-	-	5,872,827
Mutual Funds	1,498,842			1,498,842
Exchange-Traded Funds	5,213,735	-	-	5,213,735
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,316	-	1,316

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Japanese Yen,
Expiring
7/2/2015 a	152,667,072	1,248,749	1,247,433	1,316

Counterparty:
a	Morgan Stanley Capital Services

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Equity Fund
June 30, 2015 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Banks--11.1%
Bank of Hawaii	15,108		1,007,401
Boston Private Financial Holdings	38,696		518,913
First Horizon National	64,649		1,013,050
First Republic Bank	14,975		943,874
SVB Financial Group	7,343	a	1,057,245
Synovus Financial	40,236		1,240,074
Webster Financial	28,426		1,124,248
			6,904,805
Capital Goods--7.4%
AGCO	14,718	b	835,688
Carlisle	10,145		1,015,717
Chart Industries	13,287	a	475,010
EnerSys	11,349		797,721
Snap-on	7,023		1,118,413
Timken	8,630		315,599
			4,558,148
Commercial & Professional Services--4.8%
Advisory Board	11,860	a	648,386
Clean Harbors	15,500	a	832,970
Herman Miller	21,608		625,119
Towers Watson & Co., Cl. A	6,687		841,225
			2,947,700
Consumer Durables & Apparel--1.3%
Toll Brothers	20,897	a	798,056
Consumer Services--5.9%
Cheesecake Factory	18,147		989,647
Grand Canyon Education	20,783	a	881,199
Hyatt Hotels, Cl. A	10,866	a	615,994
Service Corporation International	40,290		1,185,735
			3,672,575
Diversified Financials--3.4%
E*TRADE Financial	36,417	a	1,090,689
Raymond James Financial	17,426		1,038,241
			2,128,930
Energy--6.0%
Dril-Quip	10,310	a	775,828
Energen	13,884		948,277
Oceaneering International	13,317		620,439
Oil States International	16,510	a	614,667
RPC	56,801	b	785,558
			3,744,769
Exchange-Traded Funds--1.5%
iShares Russell 2000 Value ETF	9,103		927,414
Food & Staples Retailing--2.3%
Casey's General Stores	11,524		1,103,308
United Natural Foods	4,900	a	312,032
			1,415,340
Health Care Equipment & Services--9.2%

Air Methods	19,137	a,b	791,124
Globus Medical, Cl. A	21,587	a	554,138
Hanger	13,997	a	328,090
HealthSouth	17,313		797,437
HMS Holdings	28,740	a	493,466
LifePoint Health	7,472	a	649,690
MEDNAX	13,946	a	1,033,538
Select Medical Holdings	20,156		326,527
WellCare Health Plans	8,878	a	753,121
			5,727,131
Insurance--1.6%
First American Financial	25,800		960,018
Materials--1.3%
Stillwater Mining	22,834	a	264,646
TimkenSteel	20,043		540,961
			805,607
Media--2.7%
E.W. Scripps, Cl. A	37,294		852,168
New York Times, Cl. A	61,304		836,800
			1,688,968
Pharmaceuticals, Biotech & Life Sciences--1.2%
Horizon Pharma	20,547	a	713,803
Real Estate--7.3%
Alexandria Real Estate Equities	7,581	c	663,034
Corporate Office Properties Trust	30,558	c	719,335
Corrections Corporation of America	22,102	c	731,134
CyrusOne	21,215	c	624,782
EPR Properties	13,853	c	758,867
Healthcare Trust of America, Cl. A	24,682		591,134
Kite Realty Group Trust	17,941	c	439,016
			4,527,302
Retailing--7.4%
American Eagle Outfitters	64,649	b	1,113,256
Dick's Sporting Goods	15,882		822,211
Guess?	25,305		485,097
Staples	55,122		843,918
Urban Outfitters	24,708	a	864,780
Vitamin Shoppe	11,462	a	427,189
			4,556,451
Semiconductors & Semiconductor Equipment--2.1%
First Solar	10,619	a	498,881
Teradyne	42,114		812,379
			1,311,260
Software & Services--11.3%
Acxiom	29,652	a	521,282
Amdocs	16,819		918,149
CoreLogic	29,323	a	1,163,830
Monotype Imaging Holdings	10,526		253,782
NICE Systems, ADR	11,514		732,175
PTC	21,989	a	901,989
Synopsys	19,414	a	983,319
TiVo	72,496	a	735,109
VeriFone Systems	23,287	a	790,827
			7,000,462
Technology Hardware & Equipment--3.3%

Electronics For Imaging	14,749	a	641,729
IPG Photonics	6,705	a,b	571,098
National Instruments	27,180		800,723
			2,013,550
Transportation--4.0%
Alaska Air Group	15,232		981,398
Kirby	8,002	a	613,433
Ryder System	10,475		915,201
			2,510,032
Utilities--4.2%
CMS Energy	23,236		739,834
NiSource	20,711		944,215
Portland General Electric	14,039		465,533
UGI	13,796		475,272
			2,624,854
Total Common Stocks
(cost $47,997,086)			61,537,175

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,772)	27,772	[d]	27,772
Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,075,896)	1,075,896	[d]	1,075,896
Total Investments (cost $49,100,754)	101.0%		62,640,843
Liabilities, Less Cash and Receivables	(1.0%)		(637,904)
Net Assets	100.0%		62,002,939

ADR --American Depository Receipts
ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At June 30, 2015, the value of the fund's securities on loan was $3,902,185 and the value of the collateral held by the fund was $3,974,874, consisting of cash collateral of $1,075,896 and U.S. Government &
Agency securities valued at $2,898,978.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized appreciation on investments was $13,540,089 of which $14,783,920 related to appreciated investment securities and $1,243,831 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.3
Banks	11.1
Health Care Equipment & Services	9.2
Capital Goods	7.4
Retailing	7.4
Real Estate	7.3

Energy	6.0
Consumer Services	5.9
Commercial & Professional Services	4.8
Utilities	4.2
Transportation	4.0
Diversified Financials	3.4
Technology Hardware & Equipment	3.3
Media	2.7
Food & Staples Retailing	2.3
Semiconductors & Semiconductor Equipment	2.1
Money Market Investments	1.7
Exchange-Traded Funds	1.5
Insurance	1.6
Consumer Durables & Apparel	1.3
Materials	1.3
Pharmaceuticals, Biotech & Life Sciences	1.2
101.0

† Based on net assets.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	59,877,586	-	-	59,877,586
Equity Securities - Foreign Common Stocks+	732,175	-	-	732,175
Exchange-Traded Funds	927,414	-	-	927,414
Mutual Funds	1,103,668	-	-	1,103,668

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)